Note 9 - Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Lease, Cost [Table Text Block]
	Year ended December 31,
	2023	2022

Operating lease cost	$107,323	$97,467
Finance lease cost
Amortization of right-of-use assets	1,169	1,034
Interest on lease liabilities	173	29
Variable lease cost	26,520	21,728
Short term lease cost	4,580	4,323
Total lease expense	$139,765	$124,581
Sublease revenues	(6,856)	(6,904)
Total lease cost, net of sublease revenues	$132,909	$117,677
	Year ended December 31,
	2023	2022

Right-of-use assets obtained in exchange for new operating lease obligations	$134,442	$99,669
Right-of-use assets obtained in exchange for new finance lease obligations	4,965	1,101

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(104,570)	$(94,761)
Operating cash flows from finance leases	(173)	(29)
Financing cash flows from finance leases	(1,077)	(1,391)
As at December 31,
2023

Weighted average remaining lease term
Operating leases (in years)	7.0
Finance leases (in years)	4.0

Weighted average discount rate
Operating leases	4.2%
Finance leases	9.2%

Lessee, Leases Balance Sheet Infomration [Table Text Block]
	As at December 31,
	2023	2022

Operating leases
Operating lease right-of-use assets	$390,565	$341,623

Operating lease liabilities - current	$(89,938)	$(84,989)
Operating lease liabilities - non-current	(375,454)	(322,496)
Total operating lease liabilities	$(465,392)	$(407,485)

Finance leases
Fixed assets, cost	$8,244	$3,895
Accumulated depreciation	(2,566)	(2,511)
Fixed assets, net	$5,678	$1,384

Long-term debt - current	$(1,415)	$(755)
Long-term debt - non-current	(4,295)	(725)
Total finance lease liabilities	$(5,710)	$(1,480)

Lessee, Lease, Liability, Maturity [Table Text Block]
	1 year	2 years	3 years	4 years	5 years	Thereafter	Total

Operating leases	$109,682	$92,538	$70,696	$57,788	$49,193	$159,990	$539,887

Present value of operating lease liabilities							465,392
Difference between undiscounted cash flows and discounted cash flows							$74,495

Finance leases	$1,991	$1,707	$1,366	$1,144	$737	$-	$6,945

Present value of finance lease liabilities							5,710
Difference between undiscounted cash flows and discounted cash flows							$1,235